Consolidated Statement of Cash Flows - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Receipts from customers	$ 3,038,044	$ 2,192,798	$ 2,084,018
Payments to suppliers and employees	(7,999,866)	(3,127,274)	(3,962,643)
R&D Tax Incentive	803,042	497,358	494,577
Financial Cost	(81,656)	(58,913)	(100,541)
Net cash used by operating activities	(4,240,436)	(496,031)	(1,484,589)
Cash flows from investing activities
Purchase of intellectual property	(1,615,192)	(433,639)	(52,656)
Purchase of property, plant and equipment	(390,339)	(8,784)	(1,481)
Net cash used by investing activities	(2,005,531)	(442,423)	(54,137)
Cash flows from financing activities
Proceeds from issue of shares	9,979,861	1,739,999	2,301,050
Payment for share issue costs	(639,429)	(10,150)	(2,432)
Payment for cancellation of shares			(800,000)
Repayment of borrowings	(97,500)	(284,070)	(87,412)
Leasing liabilities	(59,419)	(17,785)	(13,235)
Net cash from financing activities	9,183,513	1,427,994	1,397,961
Net increase / (decrease) in cash and cash equivalents	2,937,547	489,540	(140,765)
Net foreign exchange difference	495,457
Cash and cash equivalents at the beginning of the year	650,731	161,191	301,956
Cash and cash equivalents at the end of the year	$ 4,083,735	$ 650,731	$ 161,191